Consolidated Statements of Profit or Loss and Comprehensive Loss - EUR (€) € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Profit or Loss and Comprehensive Loss
Net sales		€ 840,852	€ 766,003	€ 687,781
Cost of sales, exclusive of depreciation and amortization		(456,320)	(386,027)	(334,758)
Gross profit		384,532	379,976	353,023
Shipping and payment cost		(135,547)	(114,785)	(97,697)
Marketing expenses		(96,708)	(112,001)	(96,093)
Selling, general and administrative expenses		(159,292)	(147,691)	(148,172)
Depreciation and amortization		(15,205)	(11,653)	(9,088)
Other income (loss), net		267	(2,527)	892
Operating income (loss)		(21,953)	(8,682)	2,865
Finance income		5	358	0
Finance costs		(4,777)	(2,818)	(998)
Finance income (costs), net		(4,772)	(2,460)	(998)
Income (Loss) before income taxes		(26,725)	(11,142)	1,867
Income tax expense		1,814	(5,877)	(11,184)
Net loss		(24,911)	(17,019)	(9,317)
Foreign currency translation		(13)	(19)	(74)
Other comprehensive loss		(13)	(19)	(74)
Comprehensive income (loss)		€ (24,923)	€ (17,038)	€ (9,391)
Basic earnings per share		€ (0.29)	€ (0.20)	€ (0.11)
Diluted earnings per share		€ (0.29)	€ (0.20)	€ (0.11)
Weighted average ordinary shares outstanding (basic)	[1]	86.8	86.6	86.3
Weighted average ordinary shares outstanding (diluted)		86.8	86.6	86.3

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 27.